Leases - Lease Maturities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2023	$ 1,302
2024	2,602
2025	2,347
2026	2,418
2027	0
Thereafter	0
Total lease payments	8,669
Less: imputed interest	1,256
Total lease liabilities	$ 7,413